Significant accounting policies - Foreign currencies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) CNY (¥)	Dec. 31, 2021 USD ($) JPY (¥)	Dec. 31, 2021 USD ($) TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) CNY (¥)	Dec. 31, 2020 JPY (¥) USD ($)	Dec. 31, 2020 USD ($) TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 TWD ($)
Significant accounting policies
Average Rates	1.1851	7.6511	129.6878	33.0284	1.1419	7.8690	121.8024	33.6168	1.1175	7.7487	121.5518	34.5837
Spot Rates	1.1326	1.1326	1.1326	1.1326	1.2271	1.2271	1.2271	1.2271					7.1947	130.3800	31.5268	8.0225	126.4900	34.5067	1.1234	7.8205	121.9400	33.6811